UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7138

Name of Fund:  BlackRock MuniYield New Jersey Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniYield New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniYield New Jersey Insured Fund, Inc.


Schedule of Investments as of January 31, 2007                                                                     (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                         Value
New Jersey - 137.9%

   $    1,500   Bernards Township, New Jersey, School District, GO, Refunding, 4% due 7/15/2029 (d)                   $     1,467

        1,000   Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (e)                                        1,041

        1,875   Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania, Bridge Revenue
                Refunding Bonds, 5% due 7/01/2023                                                                           1,946

        1,000   Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania, Bridge Revenue
                Refunding Bonds, 5% due 7/01/2028                                                                           1,036

          540   Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5% due 10/01/2028 (c)                565

        6,925   Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds, Series B, 5.12%
                due 11/01/2023 (d)(h)                                                                                       3,385

        2,605   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation Revenue Bonds,
                Series A, 5.80% due 11/01/2022 (d)                                                                          2,966

        3,300   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation Revenue Bonds,
                Series A, 5.75% due 11/01/2028 (d)                                                                          4,008

        2,000   Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource Recovery, Revenue
                Refunding Bonds (Waste Management Inc. Project), Series A, 6.85% due 12/01/2029                             2,133

        2,700   Hopatcong, New Jersey, GO, Sewer Refunding Bonds, 4.50% due 8/01/2033 (a)                                   2,708

        1,000   Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (e)                                         1,173

        7,500   Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue Refunding Bonds
                (Hudson County Lease Project), 5.375% due 10/01/2024 (c)                                                    7,744

        5,200   Jackson Township, New Jersey, School District, GO, 5% due 4/15/2012 (c)(g)                                  5,500

        3,750   Jersey City, New Jersey, Sewer Authority, Sewer Revenue Refunding Bonds, 6.25% due 1/01/2014 (a)            4,167

        3,000   Middlesex County, New Jersey, COP, Refunding, 5% due 8/01/2022 (e)                                          3,105

          735   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Bonds, 5.20%
                due 12/01/2014 (a)                                                                                            770

        2,305   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Bonds, 5.25% due
                12/01/2015 (a)                                                                                              2,419

        1,695   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding Bonds,
                5% due 12/01/2017 (a)                                                                                       1,776

        1,520   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding Bonds,
                5% due 12/01/2018 (a)                                                                                       1,587

        1,540   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue Refunding Bonds,
                5% due 12/01/2019 (a)                                                                                       1,608



Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield New Jersey Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
M/F        Multi-Family
RIB        Residual Interest Bonds



BlackRock MuniYield New Jersey Insured Fund, Inc.


Schedule of Investments as of January 31, 2007 (concluded)                                                         (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                         Value
New Jersey (concluded)

    $   1,060   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                                     $     1,108

          785   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                                              844

          225   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                                              237

          465   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                                              497

        1,000   New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C, 5.50% due 1/01/2028            1,017

        1,700   New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village), Series A, 5.50% due
                1/01/2018                                                                                                   1,729

        3,325   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 4.95% due 7/01/2021 (e)(h)                 1,806

        3,900   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (e)                       4,087

        8,500   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due 7/01/2033 (e)                    9,080

        1,765   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2034 (e)                       1,846

        6,500   New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series K, 5.25% due
                12/15/2017 (c)                                                                                              7,112

        5,070   New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company, Inc. Project),
                AMT, Series A, 6.875% due 11/01/2034 (c)                                                                    5,082

        1,125   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Somerset Medical Center), 5.50%
                due 7/01/2033                                                                                               1,162

        4,000   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey Hospital), 6%
                due 7/01/2012 (g)                                                                                           4,400

          615   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City Medical
                Center), 6.25% due 7/01/2017                                                                                  679

        1,315   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City Medical
                Center), 5.75% due 7/01/2025                                                                                1,409

        2,425   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Holy Name Hospital),
                6% due 7/01/2025                                                                                            2,488

        2,250   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                (Meridian Health System Obligation Group), 5.25% due 7/01/2019 (d)                                          2,336

        2,000   New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds (Convention Center),
                5% due 9/01/2017 (e)                                                                                        2,055

        1,540   New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds (Convention Center),
                5.50% due 3/01/2021 (e)                                                                                     1,762

        1,000   New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds (Convention Center),
                5.50% due 3/01/2022 (e)                                                                                     1,150

        3,200   New Jersey State Educational Facilities Authority, Higher Education, Capital Improvement Revenue
                Bonds, Series A, 5.125% due 9/01/2012 (a)(g)                                                                3,416

        1,600   New Jersey State Educational Facilities Authority Revenue Bonds (Montclair State University),
                Series A, 5% due 7/01/2021 (a)                                                                              1,714

        1,315   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University), Series C,
                5.125% due 7/01/2028 (e)                                                                                    1,394

        1,185   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University), Series C, 5%
                due 7/01/2034 (e)                                                                                           1,241

        3,185   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Montclair State
                University), Series L, 5% due 7/01/2014 (e)(g)                                                              3,421

        1,250   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Ramapo College),
                Series I, 4.25% due 7/01/2031 (a)                                                                           1,200

        4,890   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Ramapo College),
                Series I, 4.25% due 7/01/2036 (a)                                                                           4,676

          555   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan University),
                Series C, 5% due 7/01/2031 (c)                                                                                575

        1,725   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (William Paterson
                University), Series E, 5% due 7/01/2021 (f)                                                                 1,809

        3,500   New Jersey State, GO, Refunding, Series H, 5.25% due 7/01/2015 (d)                                          3,847

        4,305   New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds, AMT, Series A,
                5.30% due 6/01/2017 (a)                                                                                     4,314

        4,425   New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue Bonds, Series A,
                4.70% due 11/01/2025 (d)                                                                                    4,522

        3,150   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT, Series CC,
                5.80% due 10/01/2020 (e)                                                                                    3,270

        1,000   New Jersey State Housing and Mortgage Finance Agency, M/F Revenue Bonds, AMT, Series A, 4.90% due
                11/01/2035 (c)                                                                                              1,012

        2,760   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series C,
                5.05% due 12/15/2035 (a)(h)                                                                                   757

        3,240   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series D,
                5% due 6/15/2019 (d)                                                                                        3,453

        4,250   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
                Series A, 5.25% due 12/15/2020 (d)                                                                          4,768

        3,600   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
                Series B, 5.50% due 12/15/2021 (e)                                                                          4,144

        3,005   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15% due 1/01/2035 (a)(h)           2,128

        1,835   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C-1, 4.50% due
                1/01/2031 (a)                                                                                               1,827

        1,710   North Hudson Sewage Authority, New Jersey, Sewer Revenue Refunding Bonds, 5.125% due 8/01/2020 (e)          1,898

        1,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series, 6.125% due
                6/01/2094                                                                                                   1,205

        3,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 108th Series, 5.875%
                due 1/15/2017 (d)                                                                                           3,051

        6,355   Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 119th Series,
                5.25% due 9/15/2014 (c)                                                                                     6,419

        4,100   Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital Appreciation), Series A,
                4.74% due 9/01/2026 (e)(h)                                                                                  1,734

        4,750   Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital Appreciation), Series A,
                4.32% due 9/01/2030 (e)(h)                                                                                  1,659

        2,350   Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital Appreciation), Series A,
                4.36% due 9/01/2033 (e)(h)                                                                                    714

        2,200   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5% due 1/01/2023                      2,278

        1,715   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7% due
                6/01/2013 (g)                                                                                               2,014

        1,590   Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2017 (a)                               1,629

        1,670   Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2018 (a)                               1,711

          570   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50% due 12/01/2018 (a)         617

        1,145   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50% due 12/01/2019 (a)       1,238

        1,130   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50% due 12/01/2020 (a)       1,222

          865   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50% due 12/01/2021 (a)         936


Puerto Rico - 5.6%

        1,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding
                Bonds, Series J, 5% due 7/01/2029 (e)                                                                       1,581

        1,380   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding
                Bonds, Series K, 5% due 7/01/2015 (g)                                                                       1,432

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2028 (b)                  2,111

        2,110   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue
                Bonds (Ascension Health), RIB, Series 377, 8.37% due 11/15/2030 (i)                                         2,446

                Total Municipal Bonds (Cost - $183,109) - 143.5%                                                          192,373



                Municipal Bonds Held in Trust (l)
New Jersey - 3.9%

        2,500   Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 6% due 1/01/2018 (d)            2,645

        2,500   Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 6% due 1/01/2019 (d)            2,645


Puerto Rico - 8.4%

       11,000   Puerto Rico Public Buildings Authority Revenue Bonds (Government Facilities), Series B, 5.25% due
                7/01/2007 (e)(g)                                                                                           11,238

                Municipal Bonds Held in Trust (Cost - $16,309) - 12.3%                                                     16,528



       Shares
         Held   Short-Term Securities
        5,673   CMA New Jersey Municipal Money Fund, 3.03% (j)(k)                                                           5,673

                Total Short-Term Securities (Cost - $5,673) - 4.3%                                                          5,673

                Total Investments (Cost - $205,091*) - 160.1%                                                             214,574
                Other Assets Less Liabilities - 1.0%                                                                        1,277
                Liability for Trust Certificates, Including Interest Expense Payable - (6.2%)                             (8,285)
                Preferred Stock, at Redemption Value - (54.9%)                                                           (73,524)
                                                                                                                      -----------
                Net Assets Applicable to Common Stock - 100.0%                                                        $   134,042
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $       196,808
                                                    ===============
    Gross unrealized appreciation                   $         9,756
    Gross unrealized depreciation                             (251)
                                                    ---------------
    Net unrealized appreciation                     $         9,505
                                                    ===============

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) XL Capital Insured.

(g) Prerefunded.

(h) Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

    Affiliate                                       Net          Dividend
                                                  Activity        Income

    CMA New Jersey Municipal Money Fund            4,312           $19


(k) Represents the current yield as of January 31, 2007.

(l) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield New Jersey Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield New Jersey Insured Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield New Jersey Insured Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniYield New Jersey Insured Fund, Inc.


Date:  March 26, 2007